TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables
	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Trade receivables, net of impairment losses	12,620	13,290
Prepayments	1,932	1,945
Contract assets	739	739
Value added tax	43	-
Finance lease receivables	86	142
Grant receivable	333	-

	15,753	16,116

Schedule of Future Minimum Finance Lease Receivables
Long-term contract receivable

(i) Finance lease commitments – Group as lessor

The Group leases instruments as part of its business. Future minimum receivables with non-cancellable terms are as follows:

	December 31, 2022 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	180	6	86
Between one and five years (Note 14)	173	6	84

	353	12	170

	December 31, 2021 US$‘000
	Gross investment	Unearned income	Minimum payments receivable
Less than one year	292	11	142
Between one and five years (Note 14)	310	11	151

	602	22	293

Schedule of Future Minimum Rentals Receivable Under Non-Cancellable Operating Leases
	December 31, 2022 US$‘000
	Instruments	Total
Less than one year	1,589	1,589

	1,589	1,589

	December 31, 2021 US$‘000
	Instruments	Total
Less than one year	3,953	3,953
Between one and five years	171	171

	4,124	4,124